Transaction with Related Parties - Statement of Operations (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
General and administrative expenses:
Amortization of CEO's stock based compensation	$ 3,634	$ 613	$ 0
Cardiff Marine Inc.
Service revenue, net	0	6,193	2,357
Cardiff Drilling Inc.
Service revenue, net	10,786	0	0
Vivid Finance Limited
General and administrative expenses:
Consultancy / Management fees	16,623	10,768	5,230
Azara S.A.
General and administrative expenses:
Consultancy / Management fees	5,000	0	0
Basset
General and administrative expenses:
Consultancy / Management fees	4,200	2,676	0
Chairman, President and Chief Executive Officer
General and administrative expenses:
Amortization of CEO's stock based compensation	$ 1,358	$ 0	$ 0